Loan commitments and financial guarantee contracts	12 Months Ended
Dec. 31, 2020
Loan commitments and financial guarantee contracts
Loan commitments and financial guarantee contracts

11.Loan commitments and financial guarantee contracts

In the normal course of business, to meet the financing needs of its customers, the Bank is party to loan commitments and financial guarantee contracts. These instruments involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the consolidated statement of financial position. Credit risk represents the possibility of loss resulting from the failure of a customer to perform in accordance with the terms of a contract.

The Bank’s outstanding loan commitments and financial guarantee contracts are as follows:

	December 31,	December 31,
	2020	2019
Documentary letters of credit	216,782	169,320
Stand-by letters of credit and guarantees - commercial risk	210,497	255,481
Credit commitments	137,619	68,571
Total loans commitments and financial guarantee contracts	564,898	493,372

The remaining maturity profile of the Bank’s outstanding loan commitments and financial guarantee contracts is as follows:

	December 31,	December 31,
Maturities	2020	2019
Up to 1 year	419,015	424,744
From 1 to 2 years	75,883	8,628
Over 2 to 5 years	70,000	60,000
Total	564,898	493,372